TrueShares Quarterly Bear Hedge ETF (CBOE: QBER)

TrueShares Quarterly Bull Hedge ETF (CBOE: QBUL)

Schedules of Investments

July 31, 2024

TrueShares Quarterly Bear Hedge ETF

Schedule of Investments

July 31, 2024 (Unaudited)

Underlying Security/Expiration Date/Exercise Price/Notional Amount	Contracts	Value
PURCHASED OPTIONS - 1.01%
Put Options Purchased - 1.01%
SPDR S&P 500 ETF Trust 9/20/2024, $521.36, $66,184,779	1,202	$417,144

TOTAL PURCHASED OPTIONS (Cost $376,169)		417,144

Description/Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 98.97%
Treasury Bills
9/19/2024, 5.140%	41,184,971	40,891,105

TOTAL U.S. TREASURY OBLIGATIONS (Cost $40,892,464)		40,891,105

Description	Shares	Value
MONEY MARKET FUNDS - 0.07%
State Street Institutional U.S. Government Money Market Fund, Administration Class, 5.010% (7-day yield)	27,708	27,708

TOTAL MONEY MARKET FUNDS (Cost $27,708)		27,708

TOTAL INVESTMENTS - 100.05% (Cost $41,296,341)		$41,335,957

Liabilities in Excess of Other Assets - (0.05)%		(21,127)

NET ASSETS - 100.00%		$41,314,830

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments

2

TrueShares Quarterly Bull Hedge ETF

Schedule of Investments

July 31, 2024 (Unaudited)

Underlying Security/Expiration Date/Exercise Price/Notional Amount	Contracts	Value
PURCHASED OPTIONS - 0.60%
Call Options Purchased - 0.60%
SPDR S&P 500 ETF Trust 9/20/2024, $567.08, $25,722,827	467	$230,035

TOTAL PURCHASED OPTIONS (Cost $348,126)		230,035

Description/Maturity Date/Rate	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 99.00%
Treasury Bills
9/19/2024, 5.290%	38,400,000	38,126,005

TOTAL U.S. TREASURY OBLIGATIONS (Cost $38,127,150)		38,126,005

Description	Shares	Value
MONEY MARKET FUNDS - 0.45%
State Street Institutional U.S. Government Money Market Fund, Administration Class, 5.010% (7-day yield)	174,046	174,046

TOTAL MONEY MARKET FUNDS (Cost $174,046)		174,046

TOTAL INVESTMENTS - 100.05% (Cost $38,649,322)		$38,530,086

Liabilities in Excess of Other Assets - (0.05)%		(18,422)

NET ASSETS - 100.00%		$38,511,664

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments

3

TrueShares Quarterly Bear Hedge ETF & TrueShares Quarterly Bull Hedge ETF

Notes to Schedules of Investments

July 31, 2024 (Unaudited)

NOTE 1 -	ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These Schedules of Investments relate to two series of the Trust, TrueShares Quarterly Bear Hedge ETF and TrueShares Quarterly Bull Hedge ETF (each a “Fund” and collectively the “Funds”). TrueShares Quarterly Bear Hedge ETF’s investment objective is substantial protection of principal with total return. TrueShares Quarterly Bear Hedge ETF’s investment objective is total return with substantial protection of principal. Both Funds commenced operations on June 28, 2024.

The Funds currently offer an unlimited number of one class of shares, without par value, which are listed and traded on the Chicago Board Option Exchange (“Cboe” or the “Exchange”). The Funds issue and redeem shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Funds do not issue fractional Creation Units. The offerings of the Funds’ shares are registered under the Securities Act of 1933, as amended.

NOTE 2 -	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their Schedules of Investments. The accompanying Schedules of Investments were prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the Schedules of Investments. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946 “Financial Services – Investment Companies.”

Portfolio Valuation – The net asset value per share (“NAV”) of the Funds is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of the Funds’ total assets less its liabilities by the number of shares outstanding.

U.S. government bonds and notes are valued at the mean of the most recent bid and asked prices on the business day. Options are valued at the mean of the highest bid and lowest ask prices on the principal exchange on which the option trades. If no quotations are available, fair value procedures will be used. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Securities for which market quotations are not readily available, including circumstances under which TrueMark Investments, LLC (the “Adviser”) determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Funds’ Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Funds’ valuation designee with respect to the fair valuation of the Funds’ portfolio securities, subject to oversight by and periodic reporting to the Board.

The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date

The following is a summary of the Funds’ investments in the fair value hierarchy as of July 31, 2024:

TrueShares Quarterly Bear Hedge ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$–	$417,144	$–	$417,144
U.S. Treasury Obligations	–	40,891,105	–	40,891,105
Money Market Funds	27,708	–	–	27,708
Total	$27,708	$41,308,249	$–	$41,335,957

TrueShares Quarterly Bear Hedge ETF & TrueShares Quarterly Bull Hedge ETF

Notes to Schedules of Investments

July 31, 2024 (Continued) (Unaudited)

TrueShares Quarterly Bull Hedge ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Purchased Options	$–	$230,035	$–	$230,035
U.S. Treasury Obligations	–	38,126,005	–	38,126,005
Money Market Funds	174,046	–	–	174,046
Total	$174,046	$38,356,040	$–	$38,530,086

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

Cash and Cash Equivalents – Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Securities Transactions – Securities transactions are recorded as of the trade date.

Option Writing/Puchasing – Each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Each Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to options. Each Fund pledges cash or liquid assets as collateral to satisfy the current obligations with respect to written options.

When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is recorded as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

5